Earnings Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Common Share
20. Earnings Per Common Share
The following table presents the weighted average shares used in calculating basic earnings per common share and those used in calculating diluted earnings per common share for each income category presented below:

	Years Ended December 31,
	2015	2014	2013
	(In millions, except share and per share data)
Weighted Average Shares
Weighted average common stock outstanding for basic earnings per common share	1,117,775,843	1,128,671,410	1,105,579,693
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units (1)	—	2,928,570	1,164,018
Exercise or issuance of stock-based awards	10,567,542	10,863,468	9,458,999
Weighted average common stock outstanding for diluted earnings per common share	1,128,343,385	1,142,463,448	1,116,202,710
Income (Loss) from Continuing Operations
Income (loss) from continuing operations, net of income tax	$5,322	$6,339	$3,391
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests	12	27	25
Less: Preferred stock dividends	116	122	122
Preferred stock repurchase premium	42	—	—
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$5,152	$6,190	$3,244
Basic	$4.61	$5.48	$2.94
Diluted	$4.57	$5.42	$2.91
Income (Loss) from Discontinued Operations
Income (loss) from discontinued operations, net of income tax	$—	$(3)	$2
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests	—	—	—
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders	$—	$(3)	$2
Basic	$—	$—	$—
Diluted	$—	$—	$—
Net Income (Loss)
Net income (loss)	$5,322	$6,336	$3,393
Less: Net income (loss) attributable to noncontrolling interests	12	27	25
Less: Preferred stock dividends	116	122	122
Preferred stock repurchase premium	42	—	—
Net income (loss) available to MetLife, Inc.’s common shareholders	$5,152	$6,187	$3,246
Basic	$4.61	$5.48	$2.94
Diluted	$4.57	$5.42	$2.91
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(1)	See Note 15 for a description of the Company’s common equity units.